UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manalapan Oracle Capital Management LLC

Address:  1451 Route 34, Suite 302
          Farmingdale, New Jersey 07727


13F File Number:  028-13781

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Nicholas Davidge
Title:  Principal
Phone:  (203) 424-0825


Signature, Place and Date of Signing:

  /s/ Nicholas Davidge        Farmingdale, New Jersey          May 17, 2010
------------------------     -------------------------     --------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        93

Form 13F Information Table Value Total:  $174,555
                                         (thousands)


List of Other Included Managers:

Form 13F File Number Name

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2010
COLUMN 1                        COLUMN  2    COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8

                                 TITLE                    VALUE    SHRS OR  SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP     (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
A123 SYS INC                  COM            03739T108      608     44,268   SH            SOLE       NONE      44,268
ADA ES INC                    COM            005208103      209     26,066   SH            SOLE       NONE      26,066
AEROVIRONMENT INC             COM            008073108    1,338     51,244   SH            SOLE       NONE      51,244
ALLSCRIPT MISYS HEALTCAR SOL  COM            01988P108    1,382     70,582   SH            SOLE       NONE      70,582
ALNYLAM PHARMACEUTICALS INC   COM            02043Q107    1,767    103,823   SH            SOLE       NONE     103,823
AMERICAN EAGLE OUTFITTERS NE  COM            02553E106    1,087     58,704   SH            SOLE       NONE      58,704
ATP OIL & GAS CORP            COM            00208J108    3,406    181,080   SH            SOLE       NONE     181,080
AUTONATION INC                COM            05329W102    1,203     66,532   SH            SOLE       NONE      66,532
BAKER HUGHES INC              COM            057224107      917     19,571   SH            SOLE       NONE      19,571
BALLY TECHNOLOGIES INC        COM            05874B107    2,094     51,661   SH            SOLE       NONE      51,661
BANK OF AMERICA CORPORATION   COM            060505104    2,096    117,410   SH            SOLE       NONE     117,410
BARRICK GOLD CORP             COM            067901108    1,457     38,015   SH            SOLE       NONE      38,015
BEST BUY INC                  COM            086516101    1,229     28,886   SH            SOLE       NONE      28,886
BPZ RESOURCES INC             COM            055639108    2,619    356,301   SH            SOLE       NONE     356,301
BRIGHAM EXPLORATION CO        COM            109178103    1,132     70,941   SH            SOLE       NONE      70,941
BRINKER INTL INC              COM            109641100    5,375    278,809   SH            SOLE       NONE     278,809
CA INC                        COM            12673P105    2,782    118,536   SH            SOLE       NONE     118,536
CALGON CARBON CORP            COM            129603106    2,782    162,525   SH            SOLE       NONE     162,525
CHESAPEAKE ENERGY CORP        COM            165167107    1,388     58,705   SH            SOLE       NONE      58,705
COEUR D ALENE MINES CORP IDA  COM NEW        192108504    2,298    153,399   SH            SOLE       NONE     153,399
COINSTAR INC                  COM            19259P300    1,303     40,093   SH            SOLE       NONE      40,093
COMVERGE INC                  COM            205859101    2,180    192,774   SH            SOLE       NONE     192,774
CONSOL ENERGY INC             COM            20854P109    5,009    117,411   SH            SOLE       NONE     117,411
COOPER INDUSTRIES PLC         SHS            G24140108    2,070     43,189   SH            SOLE       NONE      43,189
COOPER TIRE & RUBR CO         COM            216831107      837     44,030   SH            SOLE       NONE      44,030
CREE INC                      COM            225447101      607      8,644   SH            SOLE       NONE       8,644
DENBURY RES INC               COM NEW        247916208    4,749    281,504   SH            SOLE       NONE     281,504
DIANA SHIPPING INC            COM            Y2066G104    1,185     78,405   SH            SOLE       NONE      78,405
EDISON INTL                   COM            281020107      905     26,476   SH            SOLE       NONE      26,476
ELECTRONIC ARTS INC           COM            285512109    3,483    186,648   SH            SOLE       NONE     186,648
ENER1 INC                     COM NEW        29267A203      754    159,422   SH            SOLE       NONE     159,422
ENERGY RECOVERY INC           COM            29270J100    1,181    187,506   SH            SOLE       NONE     187,506
ENERNOC INC                   COM            292764107    2,945     99,231   SH            SOLE       NONE      99,231
FAIRCHILD SEMICONDUCTOR INTL  COM            303726103    5,641    529,655   SH            SOLE       NONE     529,655
FIDELITY NATIONAL FINANCIAL   CL A           31620R105    1,801    121,497   SH            SOLE       NONE     121,497
FIRST HORIZON NATL CORP       COM            320517105      835     59,417   SH            SOLE       NONE      59,417
FORRESTER RESH INC            COM            346563109      721     23,922   SH            SOLE       NONE      23,922
FPL GROUP INC                 COM            302571104    2,279     47,150   SH            SOLE       NONE      47,150
GAMMON GOLD INC               COM            36467T106      390     54,234   SH            SOLE       NONE      54,234
GAP INC DEL                   COM            364760108    3,378    146,172   SH            SOLE       NONE     146,172
GARTNER INC                   COM            366651107    1,836     82,538   SH            SOLE       NONE      82,538
GENERAL ELECTRIC CO           COM            369604103    1,425     78,271   SH            SOLE       NONE      78,271
GREAT BASIN GOLD LTD          COM            390124105    1,635    945,087   SH            SOLE       NONE     945,087
HEALTHWAYS INC                COM            422245100    1,823    113,442   SH            SOLE       NONE     113,442
INTEL CORP                    COM            458140100    1,584     71,082   SH            SOLE       NONE      71,082
INTERNATIONAL COAL GRP INC N  COM            45928H106    1,118    244,607   SH            SOLE       NONE     244,607
ISIS PHARMACEUTICALS INC      COM            464330109    5,453    498,909   SH            SOLE       NONE     498,909
ITRON INC                     COM            465741106    1,116     15,379   SH            SOLE       NONE      15,379
JAGUAR MNG INC                COM            47009M103    1,171    127,161   SH            SOLE       NONE     127,161
KOHLS CORP                    COM            500255104      960     17,533   SH            SOLE       NONE      17,533
KROGER CO                     COM            501044101    3,974    183,459   SH            SOLE       NONE     183,459
KULICKE & SOFFA INDS INC      COM            501242101    3,008    414,936   SH            SOLE       NONE     414,936
LAZARD LTD                    SHS A          G54050102    1,540     43,130   SH            SOLE       NONE      43,130
LOWES COS INC                 COM            548661107    1,660     68,489   SH            SOLE       NONE      68,489
LSI INDS INC                  COM            50216C108    1,019    149,428   SH            SOLE       NONE     149,428
MACYS INC                     COM            55616P104    2,829    129,953   SH            SOLE       NONE     129,953
MARVELL TECHNOLOGY GROUP LTD  ORD            G5876H105    1,435     70,283   SH            SOLE       NONE      70,283
MAXWELL TECHNOLOGIES INC      COM            577767106    1,399    112,883   SH            SOLE       NONE     112,883
MCDERMOTT INTL INC            COM            580037109    2,305     85,610   SH            SOLE       NONE      85,610
MEDASSETS INC                 COM            584045108      689     32,817   SH            SOLE       NONE      32,817
METABOLIX INC                 COM            591018809      663     54,434   SH            SOLE       NONE      54,434
MOSAIC CO                     COM            61945A107    2,937     48,337   SH            SOLE       NONE      48,337
NEW YORK & CO INC             COM            649295102      782    163,161   SH            SOLE       NONE     163,161
NRG ENERGY INC                COM NEW        629377508    1,964     93,984   SH            SOLE       NONE      93,984
OCEAN PWR TECHNOLOGIES INC    COM NEW        674870308      476     67,307   SH            SOLE       NONE      67,307
OLD REP INTL CORP             COM            680223104      795     62,664   SH            SOLE       NONE      62,664
PEPSICO INC                   COM            713448108    5,207     78,702   SH            SOLE       NONE      78,702
PETROHAWK ENERGY CORP         COM            716495106    2,861    141,073   SH            SOLE       NONE     141,073
PROCTER & GAMBLE CO           COM            742718109    1,760     27,819   SH            SOLE       NONE      27,819
PUBLIC SVC ENTERPRISE GROUP   COM            744573106      555     18,805   SH            SOLE       NONE      18,805
RF MICRODEVICES INC           COM            749941100    4,596    922,942   SH            SOLE       NONE     922,942
ROSETTA GENOMICS LTD          SHS            M82183100      284    131,707   SH            SOLE       NONE     131,707
RUBICON TECHNOLOGY INC        COM            78112T107      553     27,400   SH            SOLE       NONE      27,400
RUBY TUESDAY INC              COM            781182100    3,722    352,117   SH            SOLE       NONE     352,117
RUTHS HOSPITALITY GROUP INC   COM            783332109      558    105,355   SH            SOLE       NONE     105,355
SANGAMO BIOSCIENCES INC       COM            800677106      397     73,338   SH            SOLE       NONE      73,338
SHAW GROUP INC                COM            820280105    4,613    134,027   SH            SOLE       NONE     134,027
SLM CORP                      COM            78442P106      857     68,416   SH            SOLE       NONE      68,416
SPRINT NEXTEL CORP            COM SER 1      852061100      918    241,697   SH            SOLE       NONE     241,697
STONE ENERGY CORP             COM            861642106    1,691     95,269   SH            SOLE       NONE      95,269
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR  874039100    3,351    319,407   SH            SOLE       NONE     319,407
TASEKO MINES LTD              COM            876511106    1,202    232,032   SH            SOLE       NONE     232,032
THERMOGENESIS CORP            COM NEW        883623209      544    776,831   SH            SOLE       NONE     776,831
TITAN INTL INC ILL            COM            88830M102      595     68,125   SH            SOLE       NONE      68,125
TRINITY BIOTECH PLC           SPON ADR NEW   896438306      899    165,023   SH            SOLE       NONE     165,023
UMPQUA HLDGS CORP             COM            904214103    2,161    162,951   SH            SOLE       NONE     162,951
UNIVERSAL DISPLAY CORP        COM            91347P105      730     61,991   SH            SOLE       NONE      61,991
UQM TECHNOLOGIES INC          COM            903213106      830    197,108   SH            SOLE       NONE     197,108
VEECO INSTRS INC DEL          COM            922417100    2,610     60,018   SH            SOLE       NONE      60,018
VICAL INC                     COM            925602104      177     53,255   SH            SOLE       NONE      53,255
VULCAN MATLS CO               COM            929160109    3,051     64,575   SH            SOLE       NONE      64,575
WEATHERFORD INTERNATIONAL LT  REG            H27013103    3,395    214,034   SH            SOLE       NONE     214,034
WESTPORT INNOVATIONS INC      COM NEW        960908309    1,420     86,143   SH            SOLE       NONE      86,143





SK 25394 0001 1094781